Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of New and Revised IFRSs

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective in the Consolidated Financial Statements.

Effective for accounting year beginning on or after
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	January 1, 2026
IFRS Volume 11	Annual improvements to IFRS	January 1, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027

Schedule of Principal Annual Rates of Property Plant and Equipment

Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Categories	Annual Depreciation Rates
Plant and machinery	10%, 20%
Office equipment	20%
Motor vehicles	19%
Electronic equipment	20% to 33%
Leasehold improvements	The shorter of remaining lease terms or estimated useful lives

Schedule of Estimated Useful Lives of the Right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:
Categories	Useful life
Offices	3 to 5 years
Office equipment	5 years